JOHN HANCOCK VARIABLE INSURANCE TRUST
601 Congress Street
Boston, MA 02210

October 30, 2013

EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	John Hancock Variable Insurance Trust (the “Trust”) on behalf of
Lifestyle Aggressive PS Series (the “fund”)
File Nos. 2-94157; 811-04146

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the fund.

The interactive data files included as exhibits to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on October 15, 2013 on behalf of the fund pursuant to Rule 497(e) (Accession No. 0001133228-13-004257), each of which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 663-2166.

Sincerely,

/s/Betsy Anne Seel
Betsy Anne Seel, Esq.
Senior Counsel and Assistant Secretary